AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 21, 2015.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 178	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 179	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:

Anna Paglia, Esquire	Alan P. Goldberg, Esquire
3500 Lacey Road, Suite 700	K&L Gates LLP
Downers Grove, IL 60515	70 W. Madison St., Suite 3100
Chicago, IL 60602
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on February 20, 2015 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 178 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating February 20, 2015 as the new effective date for Post-Effective Amendment No. 43 to the Trust’s Registration Statement, which was filed on July 27, 2012 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 53, 58, 66, 73, 78, 82, 87, 92, 97, 101, 105, 110, 114, 119, 122, 126, 129, 133, 139, 144, 149, 153, 156, 159, 163, 166, 169, 172 and 175 to the Trust’s Registration Statement filed on September 24, 2012, October 10, 2012, November 8, 2012, December 6, 2012, January 4, 2013, February 1, 2013, March 4, 2013, April 3, 2013, May 3, 2013, June 3, 2013, July 2, 2013, August 1, 2013, August 30, 2013, September 30, 2013, October 30, 2013, November 26, 2013, December 23, 2013, January 21, 2014, February 19, 2014, March 20, 2014, April 18, 2014, May 16, 2014, June 13, 2014, July 11, 2014, August 8, 2014, September 5, 2014, October 3, 2014, October 31, 2014, November 28, 2014 and December 23, 2014, respectively. This Amendment relates solely to PowerShares Dividend Allocation Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 43 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 137 to the Trust’s Registration Statement, which was filed on February 27, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 21st day of January, 2015.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg Andrew Schlossberg	President	January 21, 2015

/s/ Steven M. Hill Steven M. Hill	Treasurer	January 21, 2015

/s/ Anna Paglia Anna Paglia	Secretary	January 21, 2015

*/s/ Ronn R. Bagge Ronn R. Bagge	Trustee	January 21, 2015

*/s/ Todd J. Barre Todd J. Barre	Trustee	January 21, 2015

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	January 21, 2015

*/s/ Marc M. Kole Marc M. Kole	Trustee	January 21, 2015

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	January 21, 2015

*/s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	January 21, 2015

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	January 21, 2015

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	January 21, 2015

*By: /s/ Anna Paglia		January 21, 2015
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.

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